Discontinued Operation (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Schedule of discontinued operations

For the Years Ended December 31, 2024
Revenue	$50,772
Cost of Revenue	241,327
Gross Profit (loss)	(190,555)

Operating Expenses:
Selling expense	9,834
General and administrative	81,375
Total Operating Expenses	91,209

Loss from Operations	(281,764)

Other Income:
Other income, net	3,501
Total other income, net	3,501

Net Loss	$(278,263)